SHARE-BASED COMPENSATION - Schedule of number of shares granted and fair value, long term incentive plan (Details) - LTIP	12 Months Ended			36 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,451,788	1,035,000	2,562,857	12,049,645	12,049,645
Fair value per share award (in euro per share) | € / shares	€ 0.887	€ 0.923	€ 0.387
Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	205,000	205,000	205,000
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,337,888	0	201,050	1,538,938	1,538,938
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,301,400	105,000	326,807	6,733,207	6,733,207
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	812,500	930,000	1,830,000	3,572,500	3,572,500